Short-term and other benefits	12 Months Ended
Dec. 31, 2019
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Short-term and other benefits
17.	Short-term and other benefits

	12.31.2019	31.12.2018
Accrued vacation pay	660	781
Profit sharing	16	355
Employees variable compensation program	655	269
Voluntary Severance Program (PDV)	140	36
Salaries and related charges	212	217

Total	1,683	1,658

Current	1,645	1,658
Non-current	38	—
Performance Award Program
In the first quarter of 2019, the Board of Directors approved a new variable remuneration model for all the Company’s employees for 2019: the Performance Award Program (
Programa de Prêmio por Performance
- PPP). This program is in line with the Strategic Plan, focusing on meritocracy and bringing flexibility to a scenario in which the Company seeks more efficiency and alignment with the best management practices.
The PPP will be paid in a lump sum payment if the Company presents a net income higher than R$ 10 billion in 2019 and the estimated amount of disbursement will depend on certain factors such as individual employee performance and results of the areas, as well as performance metrics of the Company.
This new model replaces other benefits related to variable compensation, such as profit sharing and the Variable Compensation Program – PRVE.
In 2019, the Company recognized a US$ 655 expense relating to the PPP for the employees within other income and expenses.
Voluntary Severance Programs
On April 24, 2019, the Board of Directors approved the Company’s Voluntary Severance Program (PDV). Petrobras employees may join the program from May 2, 2019 to June 30, 2020, provided they are retired under the Brazilian Social Security Institute (INSS) by the end of the enrollment period. The program aims to adapt size of the Company’s workforce and optimize costs.
The recognition of the provision for expenses with this plan occurs to the extent that the employees join the program. Accordingly, the Company has already registered 3,045 enrollments and 966 separations.
In addition, the Company launched two new voluntary severance programs with the same legal advantages and indemnity as PDV, but intended for non-retired
employees with specific regulations. These programs are destined to the corporate segment employees (Corporate PDV) and to employees of divestment units (Specific PDVs). The Corporate PDV has already registered 243 enrollments and 28 separations.
As of December 31, 2019, changes in the provision for expenses relating to separation plans implemented by the Company are set out as follows:

	12.31.2019	12.31.2018
Opening Balance	35	34
Discontinued operations (*)	(21)	—
Enrollments	200	29
Revision of provisions	(2)	(7)
Separations in the period	(71)	(16)
Cumulative translation adjustment	(1)	(5)

Closing Balance	140	35

Current	98	35
Non-current	42	—